Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 - Subsequent Events

On April 8, 2013, the Board of Directors approved, the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share, subject to shareholder approval at the 2013 Annual Meeting.

On April 18, 2013, board member Elliot Sloyer informed the Board of Directors that he will be retiring from the board at the end of his current term, which ends at the 2013 Annual Meeting.

On June 11, 2013, the Company entered into a Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. (the “Agreement”) and financed the future receivables relating to certain lease contracts. As a result of the transaction, the Company received net proceeds of $887,000. The funds were used to pay off the balance due on the Credit Agreement and to make a payment to the Company’s pension plan. The Credit Agreement has been satisfied in full and the liens held by the senior lender on the collateral in connection therewith have been terminated. In connection with the Agreement, the Company has issued warrants to purchase 180,000 shares of the Company’s Common Stock, par value $0.001, to AXIS Capital, Inc. at an exercise price of $0.50 per share. The issuance of the warrants was completed in accordance with the exemption provided by Section 4(2) of the Securities Act of 1933, as amended.

21.  Subsequent Events

On February 7, 2013, the Company’s Form S-1 Registration Statement to register the resale of up to 27.2 million shares of Common Stock became effective, but the late filing of this Form 10-K has nullified the effectiveness of the registration.

On February 26, 2013, the Company sold its real estate rental property located in Santa Fe, New Mexico.  See Note 4 – Discontinued Operations.

On March 14, 2013, the Company submitted to the Internal Revenue Service a request for waiver of the minimum funding standard for its defined benefit plan.  See Note 17 – Pension Plan.

On April 8, 2013, the Board of Directors approved the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share, subject to shareholder approval at the 2013 Annual Meeting.

On June 11, 2013, the Company entered into a Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. (the “Agreement”) and financed the future receivables relating to certain lease contracts.  As a result of the transaction, the Company received net proceeds of $887,000.  The funds were used to pay off the balance due on the Credit Agreement and to make a payment to the Company’s pension plan.  The Credit Agreement has been satisfied in full and the liens held by the senior lender on the collateral in connection therewith have been terminated.  In connection with the Agreement, the Company has issued warrants to purchase 180,000 shares of the Company’s Common Stock, par value $0.001, to AXIS Capital, Inc. at an exercise price of $0.50 per share.  The issuance of the warrants was completed in accordance with the exemption provided by Section 4(2) of the Securities Act of 1933, as amended.